Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2024	Oct. 31, 2014	Sep. 30, 2024	Sep. 30, 2024
C000032340
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Edgewood Growth Fund, Institutional Shares
C000032341
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Edgewood Growth Fund, Retail Shares
Without Sales Load [Member] | C000032340
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%		13.36%	14.34%
Without Sales Load [Member] | C000032341
Average Annual Return [Line Items]
Average Annual Return, Percent	34.74%		12.91%	13.89%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent	36.35%		15.98%	13.38%
S&P 500 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Growth Index (USD)
Average Annual Return, Percent	41.10%		17.56%	15.17%
S&P 500 Growth Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Growth Index (USD)
Average Annual Return, Percent	41.10%		17.56%	15.17%